Commitments and Contingencies (Future Minimum Payments Under Operating leases) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 407	$ 1,240
2014	1,712	1,373
2015	1,678	1,386
2016	1,638	1,418
2017	1,129	1,122
Thereafter	94
Total	$ 6,658	$ 6,539